                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: December 31, 2008

Check here if Amendment: [ ]; Amendment Number: ____

This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                          Toronto, ON    February 17, 2009
-------------------------------------

Report Type (Check one only):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           46

Form 13F Information Table Value Total:   $5,174,979
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number   Name
---    --------------------   ----
01     028-12555              Hamblin Watsa Investment Counsel Ltd.
02     028-12556              V. Prem Watsa

                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                December 31, 2008

COLUMN 1                               COLUMN 2         COLUMN 3  COLUMN 4       COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------                       ----------------------- --------- --------- ------------------- ---------- -------- -----------------
                                                                                                                    VOTING AUTHORITY
                                                                     VALUE   SHRS OR   SH/ PUT/ INVESTMENT  OTHER  -----------------
NAME OF ISSUER                      TITLE OF CLASS       CUSIP    (X$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------                 ----------------------- --------- --------- ----------- --- ---- ---------- -------- ---- ------ ----
ABBOTT LABORATORIES            COMMON                  002824100     2,402      45,000 SH       DEFINED    01,02    SOLE
ALCOA INC                      COM                     013817101   102,021   9,068,567 SH       DEFINED    01,02    SOLE
ASTRAZENECA PLC                SPONSORED ADR           046353108       521      12,700 SH       DEFINED    01,02    SOLE
BALDWIN & LYONS INC CL B       CL B                    057755209    17,506     969,875 SH       DEFINED    01,02    SOLE
BERKSHIRE HATHAWAY INC.        CL A                    084670108       386           4 SH       DEFINED    01,02    SOLE
BRISTOL-MYERS SQB              COM                     110122108       232      10,000 SH       DEFINED    01,02    SOLE
BROWN & BROWN INC              COM                     115236101       251      12,000 SH       DEFINED    01,02    SOLE
BURLINGTON NORTHN SANTA FE CP  COM                     12189T104    98,713   1,304,000 SH       DEFINED    01,02    SOLE
CFS BANCORP INC.               COM                     12525D102        37      10,000 SH       DEFINED    01,02    SOLE
CRESUD S A C I F Y A           SPONSORED ADR           226406106    17,475   1,952,500 SH       DEFINED    01,02    SOLE
DELL INC                       COM                     24702R101   271,289  26,544,900 SH       DEFINED    01,02    SOLE
FIRST PLACE FINANCIAL/OHIO     COM                     33610T109        38      10,000 SH       DEFINED    01,02    SOLE
FRONTIER COMMUNICATIONS CORP   COM                     35906A108   162,739  18,620,000 SH       DEFINED    01,02    SOLE
GANNETT INC                    COM                     364730101    65,074   8,144,400 SH       DEFINED    01,02    SOLE
GENERAL ELECTRIC CO            COM                     369604103   195,414  12,085,000 SH       DEFINED    01,02    SOLE
GLAXOSMITHKLINE PLC            SPONSORED ADR           37733W905       701      18,800 SH       DEFINED    01,02    SOLE
IDT CORP                       COM                     448947101         4      15,000 SH       DEFINED    01,02    SOLE
INTEL CORP                     COM                     458140100   234,720  16,000,000 SH       DEFINED    01,02    SOLE
INTERNATIONAL COAL GRP INC NEW COM                     45928H106    69,019  30,139,400 SH       DEFINED    01,02    SOLE
JOHNSON & JOHNSON              COM                     478160104   459,816   7,691,800 SH       DEFINED    01,02    SOLE
KING PHARMACEUTICALS INC       COM                     495582108    98,366   9,288,600 SH       DEFINED    01,02    SOLE
KRAFT FOODS INC                CL A                    50075N104   293,676  10,949,871 SH       DEFINED    01,02    SOLE
LEVEL 3 COMMUNICATIONS INC     COM                     52729N100    96,101 139,276,421 SH       DEFINED    01,02    SOLE
MAGNA INTL INC                 CL A                    559222401   158,592   5,298,776 SH       DEFINED    01,02    SOLE
MOHAWK INDS INC                COM                     608190104       248       5,800 SH       DEFINED    01,02    SOLE
NAM TAI ELECTRS INC            COM                     629865205       138      25,000 SH       DEFINED    01,02    SOLE
NEW YORK COMMUNITY BANCORP INC COM                     649445103       239      20,000 SH       DEFINED    01,02    SOLE
ODYSSEY RE HOLDINGS CORP       COM                     67612W108 2,195,441  42,399,400 SH       DEFINED    01,02    SOLE
OFFICE DEPOT INC               COM                     676220106        83      27,800 SH       DEFINED    01,02    SOLE
OLD REPUBLIC INTL CORPORATION  COM                     680223104       238      20,000 SH       DEFINED    01,02    SOLE
OVERSTOCK.COM INC              COM                     690370101    36,463   3,388,774 SH       DEFINED    01,02    SOLE
OVERSTOCK.COM INC              NOTE 3.750% DEC 01 2009 690370AB7    19,727  36,873,000 PRN      DEFINED    01,02    SOLE
PFIZER INC                     COM                     717081103   317,577  17,932,100 SH       DEFINED    01,02    SOLE
PIER 1 IMPORTS INC             NOTE 6.375% 2/15/11     720279AH1       675   2,500,000 PRN      DEFINED    01,02    SOLE
PROGRESSIVE CORP OHIO          COM                     743315103    42,645   2,881,400 SH       DEFINED    01,02    SOLE
RYANAIR HLDGS PLC              SPONSORED ADR           783513104     5,646     194,100 SH       DEFINED    01,02    SOLE
SANDRIDGE ENERGY INC           COM                     80007P307     5,378     881,600 SH       DEFINED    01,02    SOLE
SANOFI AVENTIS                 SPONSORED ADR           80105N905       366      11,400 SH       DEFINED    01,02    SOLE
STEWART ENTERPRISES INC        CL A                    860370105    12,248   4,082,546 SH       DEFINED    01,02    SOLE
US BANCORP DEL                 COM NEW                 902973304       220       8,800 SH       DEFINED    01,02    SOLE
USG Corp                       COM NEW                 903293405    56,892   7,111,500 SH       DEFINED    01,02    SOLE
VIACOM INC - CL. B             CL B                    92553P201     1,906     100,000 SH       DEFINED    01,02    SOLE
WAL-MART STORES INC            COM                     931142103    12,322     220,000 SH       DEFINED    01,02    SOLE
WELLS FARGO & CO. NEW          COM                     949746101   103,625   3,515,100 SH       DEFINED    01,02    SOLE
WESCO FINANCIAL CORP           COM                     950817106       314       1,100 SH       DEFINED    01,02    SOLE
ZENITH NATL INS CORP           COM                     989390109    17,497     555,800 SH       DEFINED    01,02    SOLE